Note 11 - Commitments and Contingencies - Credit Related Commitments (Details) - CAD ($) $ in Thousands	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Statement Line Items [Line Items]
Credit commitments	$ 366,895	$ 342,710	$ 318,977
Loan commitments [member]
Statement Line Items [Line Items]
Credit commitments	315,764	296,248	270,687
Letters of credit [member]
Statement Line Items [Line Items]
Credit commitments	$ 51,131	$ 46,462	$ 48,290